FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Net changes of derivative financial instruments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net changes of derivative financial instruments [Line Items]
Balance at the beginning of the fiscal year	R$ (6,118)
Payments	135,198	R$ 166,659	R$ 52,623
Receipts	27,484	55,617	47,661
Balance at the end of the year	(9,415)	(6,118)
Derivate financial instruments [Member]
Net changes of derivative financial instruments [Line Items]
Balance at the beginning of the fiscal year	(6,118)	(12,676)
Payments	142,637	166,659
Receipts	(27,484)	(55,617)
Effects on the financial result of fair value adjustments	(110,089)	(82,951)
Effects on equity of fair value adjustments	(8,361)	(21,533)
Balance at the end of the year	R$ (9,415)	R$ (6,118)	R$ (12,676)